Notes to the Consolidated Statements of Cash Flows - Additional Information (Details) - CNY (¥)		12 Months Ended
	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Percentage of equity interests acquired	100.00%
Business acquisition of ordinary shares issued	4,856,273
Additions to right of use assets		¥ 2,734,000	¥ 5,682,000
Offset Of Non-Current Loan Receivable Against a Non Current Loan Payable			36,000,000,000
Building
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Additions to right of use assets		2,259,000	1,286,000
Property, plant and equipment [member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Additions to right of use assets		¥ 475,000	¥ 4,396,000
Rosenkavalier Group
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Percentage of equity interests acquired			100.00%
Business acquisition of ordinary shares issued			4,856,273
Business acquisition of estimated fair value			¥ 284,000,000,000